                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

December 4, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Enterprise Fund (the "Registrant")
           Reg. No. 033-58343; File No. 811-07265

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 2006.

                                             Sincerely,

                                             /s/ Carl A. Algermissen

                                             ------------------------------------
                                             Carl A. Algermissen
                                             Vice President & Associate
                                             Counsel
                                             303-768-2486

                                             calgermissen@oppenheimerfunds.com

cc:  Mayer, Brown Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann